CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Unrealized gains, tax	0	0	0
Reclassification adjustment for gains included in "interest income", tax	0	0	0